UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

March 31, 2015 (unaudited)

Description	Shares	Value
Common Stocks — 96.7%
Australia — 3.2%
Asaleo Care, Ltd.	592,645	$852,169
DUET Group	562,671	1,090,560
Transurban Group	153,743	1,113,473
		3,056,202
Austria — 1.0%
UNIQA Insurance Group AG	100,515	908,786
Belgium — 1.5%
bpost SA	51,568	1,447,294
Brazil — 4.3%
Ambev SA	164,600	951,534
Banco do Brasil SA	175,717	1,261,355
Cia Hering	46,400	238,430
Direcional Engenharia SA	170,200	332,769
Grendene SA	127,900	655,219
Natura Cosmeticos SA	74,600	628,766
		4,068,073
Cambodia — 0.7%
NagaCorp, Ltd.	1,034,000	684,585
Canada — 0.9%
Alaris Royalty Corp.	34,000	886,408
China — 5.3%
Agricultural Bank of China, Ltd., Class H	4,174,000	2,062,712
China Construction Bank Corp., Class H	2,035,180	1,688,641
China Shenhua Energy Co., Ltd., Class H	300,500	767,310
Industrial and Commercial Bank of China, Ltd., Class H	680,440	501,409
		5,020,072
Finland — 1.0%
Sampo Oyj, A Shares	18,966	958,363
France — 9.8%
AXA SA	111,802	2,819,274
Eutelsat Communications SA	22,903	758,308
Gaztransport Et Technigaz SA	11,070	653,238
Rexel SA	86,331	1,628,617
Societe Television Francaise 1	78,693	1,391,582
Total SA	39,585	1,969,407
		9,220,426
Germany — 2.3%
Allianz SE	4,534	787,836
RTL Group SA	14,780	1,421,271
		2,209,107
Hong Kong — 0.9%
BOC Hong Kong Holdings, Ltd.	239,500	851,989

Description	Shares	Value
India — 1.0%
Indiabulls Housing Finance, Ltd.	103,199	$915,395
Israel — 4.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	1,316,056	2,452,138
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	21,619	1,346,864
		3,799,002
Italy — 3.5%
Eni SpA	68,699	1,189,038
Mediolanum SpA	157,556	1,272,346
Snam SpA	162,935	789,217
		3,250,601
Japan — 2.7%
Canon, Inc.	29,300	1,036,160
Japan Tobacco, Inc.	34,100	1,077,420
Yumeshin Holdings Co., Ltd.	55,100	411,939
		2,525,519
Macau — 4.2%
MGM China Holdings, Ltd.	296,400	558,509
Sands China, Ltd.	462,400	1,913,104
Wynn Macau, Ltd.	684,800	1,477,149
		3,948,762
Mexico — 0.6%
Fibra Uno Administracion SA de CV REIT	219,400	581,097
Russia — 1.3%
Mobile TeleSystems OJSC Sponsored ADR	120,680	1,218,868
South Africa — 1.7%
Vodacom Group, Ltd.	144,047	1,575,985
Sweden — 2.0%
Swedbank AB, A Shares	77,220	1,845,645
Switzerland — 1.2%
Cembra Money Bank AG	18,932	1,160,047
Taiwan — 5.8%
Radiant Opto-Electronics Corp.	375,660	1,167,708
Siliconware Precision Industries Co.	1,252,000	2,062,652
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	96,085	2,256,076
		5,486,436
Turkey — 0.5%
Tofas Turk Otomobil Fabrikasi AS	72,676	439,587
United Kingdom — 6.4%
Infinis Energy PLC	486,966	1,357,357
Royal Dutch Shell PLC, A Shares	35,701	1,066,137
St James’s Place PLC	67,291	931,103

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Description	Shares	Value
UBM PLC	94,841	$744,074
Vodafone Group PLC	607,123	1,984,103
		6,082,774
United States — 30.9%
Artisan Partners Asset Management, Inc., Class A	30,224	1,373,983
Blackstone Mortgage Trust, Inc., Class A	83,859	2,379,080
CBL & Associates Properties, Inc.	22,865	452,727
CenturyLink, Inc.	35,533	1,227,665
Cisco Systems, Inc.	107,447	2,957,479
ConocoPhillips	37,500	2,334,750
Intel Corp.	30,852	964,742
International Business Machines Corp.	6,150	987,075
International Paper Co.	24,157	1,340,472
Kinder Morgan, Inc.	20,300	853,818
Lexington Realty Trust REIT	49,365	485,258
Maxim Integrated Products, Inc.	70,025	2,437,570
Medical Properties Trust, Inc. REIT	41,785	615,911
Microsoft Corp.	16,889	686,622
PacWest Bancorp	33,528	1,572,128
Pattern Energy Group, Inc.	62,777	1,777,844
People’s United Financial, Inc.	55,470	843,144
Pfizer, Inc.	42,842	1,490,473
TAL International Group, Inc.	21,000	855,330
The Williams Cos., Inc.	19,891	1,006,286
Tronox, Ltd., Class A	59,675	1,213,193
United Bankshares, Inc.	36,034	1,354,158
Veritiv Corp. (a)	1	44
		29,209,752
Total Common Stocks (Identified cost $95,706,993)		91,350,775
Preferred Stocks — 2.3%
United States — 2.3%
Capital One Financial Corp., Series B	39,496	996,879
JPMorgan Chase & Co., Series P	23,179	571,362
Regions Financial Corp., Series A	23,599	594,931
Total Preferred Stocks (Identified cost $1,987,324)		2,163,172

Description	Principal Amount (000) (b)	Value
Foreign Government Obligations — 12.5%
Brazil — 0.6%
Brazil NTN-B:
6.00%, 08/15/16	273	$221,364

Description	Principal Amount (000) (b)	Value
6.00%, 08/15/18	460	$371,062
		592,426
Colombia — 0.1%
Republic of Colombia, 12.00%, 10/22/15	188,000	74,815
Hungary — 1.8%
Hungary Government Bond, 7.50%, 11/12/20	385,810	1,716,895
Indonesia — 0.8%
Indonesia Government Bond, 7.875%, 04/15/19	9,937,000	778,240
Israel — 0.9%
Israel Government Bond - Galil, 5.00%, 04/30/15	2,560	848,643
Mexico — 3.0%
Mexican Bonos, 4.75%, 06/14/18	25,300	1,659,500
Mexican Udibonos, 2.50%, 12/10/20	17,748	1,166,558
		2,826,058
Romania — 1.4%
Romania Government Bonds:
5.85%, 04/26/23	4,180	1,213,276
5.80%, 07/26/27	380	114,316
		1,327,592
Serbia — 0.9%
Serbia Treasury Bonds:
10.00%, 02/06/19	17,500	157,351
10.00%, 03/20/21	33,930	297,112
10.00%, 06/05/21	42,530	366,387
		820,850
South Africa — 1.5%
Republic of South Africa:
10.50%, 12/21/26	6,880	684,302
8.25%, 03/31/32	9,110	750,049
		1,434,351
Uganda — 1.0%
Uganda Government Bond, 12.875%, 05/19/16	742,700	239,850
Uganda Treasury Bills:
0.00%, 05/28/15	587,300	193,260
0.00%, 09/03/15	688,000	219,404
0.00%, 09/17/15	324,000	102,273
0.00%, 10/29/15	528,900	164,832
		919,619

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Description	Principal Amount (000) (b)	Value
Uruguay — 0.3%
Republica Orient Uruguay, 5.00%, 09/14/18	6,576	$261,315
Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 06/15/15	1,600	202,252
Total Foreign Government Obligations (Identified cost $13,107,771)		11,803,056

Description	Shares	Value
Short-Term Investment — 3.4%
State Street Institutional Treasury Money Market Fund (Identified cost $3,222,207)	3,222,207	$3,222,207
Total Investments — 114.9% (Identified cost $114,024,295) (c), (d)		$108,539,210
Liabilities in Excess of Cash and Other Assets — (14.9)%		(14,084,751)
Net Assets — 100.0%		$94,454,459

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2015:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	SCB	04/24/15	1,552,362	$483,000	$483,754	$754	$—
BRL	SCB	04/24/15	2,426,090	740,000	756,029	16,029	—
CLP	HSB	04/27/15	465,066,250	745,000	743,214	—	1,786
CLP	SCB	06/09/15	423,294,250	677,000	673,669	—	3,331
CLP	UBS	04/17/15	463,344,350	731,000	741,055	10,055	—
CNH	BRC	04/02/15	701,922	113,000	113,105	105	—
CNH	BRC	05/04/15	701,922	112,686	112,678	—	8
CNH	HSB	04/02/15	3,764,231	598,000	606,552	8,552	—
CNH	HSB	04/17/15	5,892,120	936,000	947,768	11,768	—
CNH	HSB	05/04/15	3,764,231	604,278	604,263	—	15
CNY	HSB	09/10/15	9,176,194	1,454,000	1,457,072	3,072	—
COP	HSB	04/09/15	1,203,175,000	475,000	462,558	—	12,442
COP	SCB	04/24/15	2,267,598,000	852,000	870,102	18,102	—
DOP	CIT	04/09/15	21,267,180	467,000	474,513	7,513	—
EGP	BNP	04/06/15	1,062,600	138,721	139,060	339	—
EGP	BNP	04/20/15	1,174,025	151,000	152,854	1,854	—
EGP	BNP	06/10/15	869,685	111,000	111,189	189	—
EGP	CIT	05/11/15	2,166,600	276,000	279,989	3,989	—
EGP	CIT	05/18/15	1,528,800	195,000	197,105	2,105	—
EGP	JPM	04/14/15	1,046,250	135,000	136,518	1,518	—
EUR	JPM	06/10/15	278,000	319,241	299,198	—	20,043
IDR	JPM	04/13/15	6,809,250,000	525,000	519,378	—	5,622
IDR	JPM	05/11/15	11,115,440,000	863,000	842,580	—	20,420
ILS	JPM	05/04/15	1,871,829	467,000	470,376	3,376	—
INR	HSB	04/13/15	25,124,640	390,043	400,736	10,693	—
INR	HSB	04/23/15	47,061,168	749,000	749,089	89	—
INR	SCB	05/27/15	39,224,080	623,000	619,982	—	3,018
INR	SCB	06/23/15	38,750,880	607,000	609,029	2,029	—
KRW	CIT	04/13/15	852,220,440	774,000	767,868	—	6,132
KRW	CIT	05/26/15	601,663,360	542,000	541,358	—	642
KRW	SCB	04/13/15	535,280,400	486,000	482,299	—	3,701
KWD	BNP	08/06/15	173,514	605,000	575,389	—	29,611
KWD	CIT	08/18/15	7,616	26,028	25,249	—	779
KWD	CIT	08/18/15	141,763	494,000	469,989	—	24,011
KZT	CIT	06/11/15	31,760,660	167,426	155,594	—	11,832
KZT	CIT	06/12/15	59,783,000	315,145	292,426	—	22,719
KZT	HSB	04/28/15	45,425,000	230,000	239,559	9,559	—
KZT	JPM	05/18/15	35,512,000	184,000	181,420	—	2,580
MYR	CIT	04/27/15	986,154	269,000	265,672	—	3,328
MYR	SCB	06/05/15	3,437,544	918,270	923,085	4,815	—
PHP	HSB	04/13/15	37,967,030	853,000	848,729	—	4,271
PHP	HSB	04/30/15	41,571,350	925,000	928,419	3,419	—
PLN	JPM	05/04/15	1,817,833	490,425	479,186	—	11,239
PLN	JPM	05/04/15	3,613,609	972,544	952,557	—	19,987
PLN	JPM	06/08/15	1,832,402	489,084	482,469	—	6,615
RON	JPM	05/22/15	1,917,505	488,000	466,678	—	21,322
RSD	CIT	08/27/15	9,962,900	93,901	85,394	—	8,507

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2015 (concluded):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
THB	BRC	05/22/15	15,382,200	$466,269	$471,719	$5,450	$—
THB	SCB	04/23/15	15,950,340	485,108	489,734	4,626	—
TRY	CIT	06/22/15	1,216,448	458,000	458,367	367	—
TRY	JPM	04/24/15	601,703	227,000	230,103	3,103	—
TRY	JPM	04/24/15	1,244,795	470,000	476,034	6,034	—
TRY	JPM	04/24/15	1,306,897	549,000	499,783	—	49,217
TRY	JPM	04/24/15	1,315,502	524,000	503,074	—	20,926
TRY	JPM	05/12/15	2,520,474	992,000	959,381	—	32,619
UGX	BRC	07/08/15	1,760,293,000	586,178	571,614	—	14,564
UGX	CIT	05/29/15	545,195,000	185,000	179,689	—	5,311
UGX	CIT	08/24/15	742,840,000	245,000	237,735	—	7,265
UYU	CIT	04/20/15	8,367,680	331,000	321,381	—	9,619
ZAR	JPM	04/07/15	5,611,068	487,000	462,235	—	24,765
ZAR	JPM	04/07/15	5,814,966	471,000	479,032	8,032	—
ZAR	JPM	04/07/15	8,475,430	698,000	698,198	198	—
ZAR	JPM	05/18/15	6,425,226	538,000	525,774	—	12,226
ZMW	BRC	02/23/16	2,121,840	252,000	238,729	—	13,271
ZMW	CIT	09/08/15	4,082,712	536,000	497,203	—	38,797
ZMW	SCB	04/13/15	60,147	7,912	7,836	—	76
Total Forward Currency Purchase Contracts				$32,369,259	$32,044,376	$147,734	$472,617

Forward Currency Sale Contracts open at March 31, 2015:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	CIT	04/24/15	1,580,535	$495,000	$492,533	$2,467	$—
BRL	CIT	04/24/15	2,345,036	724,000	730,771	—	6,771
BRL	CIT	02/18/16	704,363	225,000	201,162	23,838	—
CNH	BRC	04/02/15	701,922	113,104	113,105	—	1
CNH	HSB	04/02/15	3,764,231	606,547	606,552	—	5
COP	HSB	04/09/15	1,880,508,000	732,001	722,957	9,044	—
EUR	CIT	08/27/15	78,104	93,902	84,167	9,735	—
EUR	JPM	05/04/15	437,000	490,425	470,081	20,344	—
EUR	JPM	05/22/15	887,245	969,000	954,641	14,359	—
EUR	JPM	05/22/15	1,371,000	1,464,804	1,475,143	—	10,339
EUR	JPM	06/08/15	440,000	489,084	473,536	15,548	—
EUR	JPM	06/23/15	429,000	466,403	461,803	4,600	—
EUR	JPM	06/23/15	1,371,000	1,465,448	1,475,831	—	10,383
HUF	JPM	04/27/15	469,453,490	1,699,041	1,679,068	19,973	—
IDR	SCB	04/13/15	6,610,000,000	500,000	504,180	—	4,180
ILS	CIT	05/04/15	1,792,504	508,512	450,443	58,069	—
ILS	JPM	05/04/15	471,270	117,000	118,427	—	1,427
ILS	JPM	05/04/15	1,311,914	323,000	329,674	—	6,674
ILS	JPM	05/04/15	1,993,100	494,227	500,851	—	6,624
JPY	CIT	06/11/15	141,664,452	1,180,000	1,182,313	—	2,313
JPY	HSB	05/18/15	49,333,691	407,000	411,592	—	4,592
JPY	SCB	04/23/15	87,372,216	738,565	728,708	9,857	—
KWD	CIT	08/06/15	173,514	592,805	575,390	17,415	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Forward Currency Sale Contracts open at March 31, 2015 (concluded):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
KWD	CIT	08/18/15	149,379	$510,000	$495,238	$14,762	$—
KZT	JPM	04/28/15	45,425,000	209,332	239,560	—	30,228
MXN	BRC	06/19/15	5,977,098	383,000	389,919	—	6,919
RON	JPM	05/22/15	2,471,105	631,334	601,412	29,922	—
RON	JPM	06/10/15	1,228,454	319,241	298,884	20,357	—
RON	JPM	06/10/15	4,231,547	1,164,000	1,029,538	134,462	—
TRY	JPM	04/24/15	2,663,034	1,028,000	1,018,396	9,604	—
UGX	BRC	07/08/15	490,032,000	166,000	159,126	6,874	—
UGX	BRC	07/08/15	1,270,261,000	431,768	412,488	19,280	—
UGX	CIT	04/23/15	469,046,000	156,871	156,067	804	—
UGX	JPM	04/20/15	351,640,000	118,000	117,123	877	—
ZAR	BNP	04/07/15	5,501,141	453,000	453,179	—	179
ZAR	JPM	04/07/15	2,907,267	242,000	239,498	2,502	—
ZAR	JPM	04/07/15	7,026,165	593,681	578,809	14,872	—
ZAR	JPM	04/07/15	8,535,025	691,000	703,108	—	12,108
ZAR	JPM	04/07/15	8,998,838	757,000	741,316	15,684	—
Total Forward Currency Sale Contracts				$22,749,095	$22,376,589	475,249	102,743
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$622,983	$575,360

Currency Abbreviations:
BRL	— Brazilian Real	KWD	— Kuwaiti Dinar
CLP	— Chilean Peso	KZT	— Kazakhstan Tenge
CNH	— Yuan Renminbi	MXN	— Mexican New Peso
CNY	— Chinese Renminbi	MYR	— Malaysian Ringgit
COP	— Colombian Peso	PHP	— Philippine Peso
DOP	— Dominican Republic Peso	PLN	— Polish Zloty
EGP	— Egyptian Pound	RON	— New Romanian Leu
EUR	— Euro	RSD	— Serbian Dinar
HUF	— Hungarian Forint	THB	— Thai Baht
IDR	— Indonesian Rupiah	TRY	— New Turkish Lira
ILS	— Israeli Shekel	UGX	— Ugandan Shilling
INR	— Indian Rupee	UYU	— Uruguayan Peso
JPY	— Japanese Yen	ZAR	— South African Rand
KRW	— South Korean Won	ZMW	— Zambian Kwacha

Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

(a)	Non-income producing security.
(b)	Principal amount denominated in respective country’s currency.
(c)	For federal income tax purposes, the aggregate cost was $114,024,295, aggregate gross unrealized appreciation was $6,389,825, aggregate gross unrealized depreciation was $11,874,910, and the net unrealized depreciation was $5,485,085.
(d)	Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	— American Depositary Receipt
NTN-B	— Brazil Sovereign “Nota do Tesouro Nacional” Series B
OJSC	— Open Joint Stock Company
REIT	— Real Estate Investment Trust

Portfolio holdings by industry* (as a percentage of net assets):
Alcohol & Tobacco	2.1%
Automotive	0.5
Banking	14.5
Cable Television	0.8
Chemicals	1.3
Commercial Services	1.7
Computer Software	0.7
Construction & Engineering	1.1
Electric	4.5
Energy Exploration & Production	2.5
Energy Integrated	5.3
Energy Services	2.0
Financial Services	5.9
Forest & Paper Products	1.4
Gas Utilities	0.8
Household & Personal Products	1.6
Housing	0.4
Insurance	8.1
Leisure & Entertainment	8.7
Pharmaceutical & Biotechnology	3.0
Real Estate	4.8
Retail	0.9
Semiconductors & Components	10.5
Technology Hardware	4.2
Telecommunications	9.0
Transportation	2.7
Subtotal	99.0
Foreign Government Obligations	12.5
Short-Term Investment	3.4
Total Investments	114.9%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2015 (unaudited)

Valuation of Investments:

Net asset value (“NAV”) per share is determined for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Non-US securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund stockholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the NAV of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2015
Assets:
Common Stocks
Israel	$1,346,864	$2,452,138	$—	$3,799,002
Taiwan	2,256,076	3,230,360	—	5,486,436
Other	35,964,198	46,101,139	—	82,065,337
Preferred Stocks	2,163,172	—	—	2,163,172
Foreign Government Obligations	—	11,803,056	—	11,803,056
Short-Term Investment	3,222,207	—	—	3,222,207
Other Financial Instruments* Forward Currency Contracts	—	622,983	—	622,983
Total	$44,952,517	$64,209,676	$—	$109,162,193
Liabilities:
Other Financial Instruments* Forward Currency Contracts	$—	$(575,360)	$—	$(575,360)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

In connection with the periodic implementation of fair value pricing procedures with respect to non-US securities, certain equity securities can transfer from Level 1 to Level 2 as a result of fair value pricing procedure triggers being met and would revert to Level 1 when the fair value pricing procedure triggers are no longer met. The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period. At March 31, 2015, securities valued at $5,079,284 were transferred from Level 2 to Level 1. There were no other transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: May 28, 2015